INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended	11 Months Ended
	Jun. 16, 2025	Jun. 30, 2026	Dec. 31, 2025
IPO [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Sale of units in initial public offering	20,125,000	592,250	592,250
Sale of units per share (in Dollars per share)	$ 10
Over-Allotment Option [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Sale of units in initial public offering	2,625,000
Sale of units per share (in Dollars per share)	$ 10